Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

23. Quarterly Financial Data (Unaudited)

The Company's operations are subject to seasonal fluctuations. Net income tends to be highest during the first and fourth calendar quarters. The first quarters benefit from the heavy repayment of pawn loans and consumer loans plus the associated interest and fees on both with tax refund proceeds received by customers in the first quarter each year, and an increase in merchandise disposition activities. The fourth quarter benefits from the seasonally highest levels of pawn loans and consumer loan balances and merchandise dispositions activities associated with the holiday season. The following is a summary of the quarterly results of operations for the years ended December 31, 2012 and 2011 (dollars in thousands, except per share data):

		First	Second	Third	Fourth
		Quarter	Quarter	Quarter	Quarter
	2012
	Total revenue	$457,488	$411,644	$439,694	$491,604
	Cost of revenue	200,704	178,036	191,217	224,516
	Net revenue	256,784	233,608	248,477	267,088
	Net income attributable to Cash America International, Inc.(b)	41,467	29,820	11,703	24,480
	Diluted net income per share (a)	$1.30	$0.94	$0.37	$0.79

	Diluted weighted average common shares	31,912	31,822	31,375	30,884

	2011
	Total revenue	$364,864	$345,939	$398,304	$473,957
	Cost of revenue	148,736	136,091	162,850	225,628
	Net revenue	216,128	209,848	235,454	248,329
	Net income attributable to Cash America International, Inc.	36,378	26,981	34,777	37,827
	Diluted net income per share (a)	$1.13	$0.84	$1.08	$1.18

	Diluted weighted average common shares	32,060	31,994	32,248	32,059

(a)	The sum of the quarterly net income per share amounts may not total to each full year amount presented in the Company's financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period, including the effect of dilutive securities for that period.
(b)	Net income attributable to Cash America International, Inc. for the third and fourth quarter of 2012 did not follow the normal seasonal trend due to the expenses recognized in connection with the Mexico Reorganization and the Ohio Reimbursements. See Notes 4 and 15.